Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 1,131,954	$ 350,672
Allowance for doubtful accounts
Accounts receivable, net	$ 1,131,954	$ 350,672